Puerto Rico Residents Tax-Free Fund V, Inc.	Schedule of Investments
April 30, 2026 (Unaudited)

Principal Amount/ Description		Rate	Maturity	Fair Value

Government Bonds (60.54%)
US Government and Agency Obligations (60.54%)
$ 250,000	Federal Farm Credit Banks Funding Corp.	6.180%	11/06/28	$ 263,625
2,600,000	Federal Home Loan Bank Discount Notes(a)	3.601%	05/04/26	2,599,231
375,000	Federal Home Loan Banks(b)	5.200%	09/28/37	372,728
15,360,000	Federal Home Loan Banks(c)	5.500%	07/15/36	16,618,837
1,000,000	Federal Home Loan Banks(b)	5.500%	10/07/44	992,545
2,442,000	Federal National Mortgage Association	6.625%	11/15/30	2,702,018
				23,548,984
Total Government Bonds (Cost $23,642,532)				23,548,984

Mortgage-Backed Securities (1.16%)
Fannie Mae Bonds (0.28%)(d)
78,947	Federal National Mortgage Association Pool 849999	5.000%	01/01/36	79,908
17,317	Federal National Mortgage Association Pool 580540	6.000%	06/01/31	17,667
4,814	Federal National Mortgage Association Pool 627603	6.500%	11/01/31	4,991
6,725	Federal National Mortgage Association Pool 445330	7.000%	07/01/28	7,094
				109,660
Freddie Mac Bonds (0.12%)(e)
21,747	Federal Home Loan Mortgage Corp. Pool C59579	6.500%	10/01/31	22,581
22,753	Federal Home Loan Mortgage Corp. Pool C63329	6.500%	12/01/31	23,636
1,214	Federal Home Loan Mortgage Corp. Pool C18249	7.000%	11/01/28	1,282
				47,499
GNMA Bonds (0.38%)(f)
110,313	Government National Mortgage Association Pool 556254	6.500%	08/15/31	113,411
25,320	Government National Mortgage Association Pool 515366	7.500%	04/15/30	25,714
1,141	Government National Mortgage Association Pool 531461	8.000%	05/15/30	1,153
6,582	Government National Mortgage Association Pool 515442	8.000%	07/15/30	6,658
				146,936
Tax Exempt Notes (0.38%)(g)
5,923	Community Endowment, Inc - collateralized by FN 372183	7.000%	02/01/27	6,248
5,537	Community Endowment, Inc - collateralized by FN 536042	8.000%	09/01/30	5,763
73,652	Community Endowment, Inc - collateralized by FN 536045	8.000%	10/01/30	76,064
1,021	Community Endowment, Inc - collateralized by FN 536024	8.500%	05/01/30	1,045
5,074	Community Endowment, Inc - collateralized by FN 536020	8.500%	05/01/30	5,190
5,407	Community Endowment, Inc - collateralized by GN 448307	7.000%	09/15/27	5,442
5,455	Community Endowment, Inc - collateralized by GN 470940	7.000%	06/15/28	5,518
5,497	Community Endowment, Inc - collateralized by GN 453529	7.500%	09/15/27	5,545
35,898	Community Endowment, Inc - collateralized by GN 445571	7.500%	09/15/27	36,197
				147,012
Total Mortgage-Backed Securities (Cost $442,614)				451,107

Municipal Bonds (66.80%)
California (3.66%)
1,200,000	State of California, General Obligation Unlimited	7.625%	03/01/40	1,421,890
Puerto Rico (63.14%)
205,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, A, Revenue Bonds(b),(h),(i),(j)	7.000%	12/20/18	77,428
350,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, A, Revenue Bonds(b),(h),(i),(j)	7.250%	12/20/30	132,195
8,172,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Capital Appreciation Restructured Series A-1, Revenue Bonds(b),(h),(k)	0.000%	07/01/46	2,912,856
7,915,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Capital Appreciation Restructured Series A-1, Revenue Bonds(b),(h),(k)	0.000%	07/01/51	2,064,843
3,942,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-2, Revenue Bonds(b),(h)	4.329%	07/01/40	3,897,340
767,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-1, Revenue Bonds(b),(h)	4.500%	07/01/34	767,029

See Notes to Financial Statements.
Quarterly | April 30, 2026	1

Puerto Rico Residents Tax-Free Fund V, Inc.	Schedule of Investments
April 30, 2026 (Unaudited)

Principal Amount/ Description		Rate	Maturity	Fair Value
Municipal Bonds (66.80%) (continued)
$ 118,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-2, Revenue Bonds(b),(h)	4.536%	07/01/53	$ 108,965
390,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-1, Revenue Bonds(b),(h)	4.550%	07/01/40	390,400
2,847,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-1, Revenue Bonds(b),(h)	4.750%	07/01/53	2,714,417
3,212,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-2, Revenue Bonds(b),(h)	4.784%	07/01/58	3,060,040
8,684,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-1, Revenue Bonds(b),(h)	5.000%	07/01/58	8,434,813
				24,560,326
Total Municipal Bonds (Cost $25,659,719)				25,982,216

Total Investments (128.50%) (Cost $49,744,865)				$ 49,982,307
Liabilities in Excess of Other Assets (-28.50%)				(11,085,051)
NET ASSETS (100.00%)				$ 38,897,256

(a)	Rate shown is the discount rate at the date of purchase unless otherwise noted.

(b)	Security may be called before its maturity date.

(c)	A portion or all of the security has been pledged as collateral for reverse repurchase agreements

(d)

Puerto Rico Fannie Mae Taxable - Represents mortgage-backed obligations guaranteed by the Federal National Mortgage Association. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

(e)

Puerto Rico Freddie Mac - Represents mortgage-backed obligations guaranteed by the Federal Home Loan Mortgage Corporation. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

(f)

Puerto Rico GNMA - Represents mortgage-backed obligations guaranteed by the Government National Mortgage Association. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

(g)

Community Endowment - These obligations are collateralized by mortgage-backed securities and the only source of repayment is the collateral. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

(h)

Revenue Bonds - issued by agencies and payable from revenues and other sources of income of the agency as specified in the applicable prospectus. These obligations are not an obligation of the Commonwealth of Puerto Rico.

(i)

As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets. See also footnote 2 to the financial statements for additional information.

(j)	These bonds defaulted on their interest payments and/or principal and are not accruing interest income.

(k)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Counter- party	Collateral Pledged	Interest Rate	Settlement Date	Maturity Date	Repurchase Amount	Collateral at Fair Value	Value
South Street Securities(a)	Federal Home Loan Banks 5.500% due 7/15/2036	3.85%	4/9/2026	5/7/2026	$11,559,511	$1,210,708	$11,525,000

(a)	Collateral received or posted is limited to the net securities sold under reverse repurchase agreements liability amounts. See above for actual collateral received and posted

See Notes to Financial Statements.
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